Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Holdco Notes	Sep. 30, 2013 Carlyle	Sep. 30, 2011 Carlyle
Related party transactions
Expected annual consulting fee				$ 3,000
Expenses incurred from transactions with related party				3,000
One-time transaction fee paid upon effectiveness of the merger					30,000
Portion of transaction fee recorded in merger expenses					14,324
Portion of transaction fee included in deferred financing costs					15,676
Debt issued	$ 2,708,781	$ 2,157,500	$ 550,000